Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 3,259	$ 2,542		$ 4,184
Less allowance for doubtful accounts	(449)	(544)		(263)		(66)
Trade receivables, net	2,810 [1]	1,998	[1],[2]	3,921	[2]
Changes in the allowance for doubtful accounts
Beginning balance	544	263		66		29
Additions		281		197		53
Deductions	(95)					16
Ending balance	$ 449	$ 544		$ 263		$ 66

[1]	Includes balances in the amounts of $208,000 and $177,000 with related parties as of June 30, 2013 and December 31, 2012, respectively and net of the allowance for doubtful accounts in the amount of $449,000 and $544,000 as of June 30, 2013 and December 31, 2012, respectively.
[2]	Includes balances in the amounts of $177 thousand and $74 thousand with related parties as of December 31, 2012 and 2011, respectively (see also Note 9).